INVENTORIES	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Raw materials	$6,507,613	$7,118,820
Work in process	1,729,771	1,490,520
Finished goods	1,063,019	611,020
Inventory valuation allowance	(390,810)	(383,545)
Total	$8,909,593	$8,836,815

There were no inventory valuation allowance or write-offs recognized for the fiscal periods ended June 30, 2025 and December 31, 2024.